SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net loss	$ (4,810,096)	$ (3,270,099)
Numerator:
Weighted average common shares outstanding-basic	361,552,863	225,497,197	345,160,167	225,497,197
Dilutive common stock equivalents	0	0	0	0
Net loss			$ (15,882,195)	$ (2,702,602)
Weighted average common shares outstanding-diluted	361,552,863	225,497,197	345,160,167	225,497,197
Basic	$ (0.01)	$ (0.01)	$ (0.05)	$ (0.01)
Diluted	$ (0.01)	$ (0.01)	$ (0.05)	$ (0.01)